Risk management - Cover values including guarantees received - Business lending portfolio by industry (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 913,977	€ 887,454
Central Banks [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	107,094	113,250
Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	52,699	53,632
Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	53,855	45,549
Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	29,597	28,960
Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	48,906	42,848
Food, Beverages & Personal Care [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	23,340	22,843
Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	21,743	20,993
Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	49,119	53,509
Utilities [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	23,935	18,556
General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	20,127	17,648
Other [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	70,682	65,279
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	413,985	388,270
Business Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	7,264	8,261
Business Lending [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	160,694	161,474
Business Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	2,649	3,027
Business Lending [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	23,454	20,431
Business Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	162	230
Business Lending [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	112,095	94,913
Business Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	3,810	3,803
Business Lending [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	332,989	302,357
Business Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 7,090	€ 6,915
Business Lending [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	44.20%	43.10%
Business Lending [Member] | No cover [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	27.50%	29.10%
Business Lending [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.00%	4.90%
Business Lending [Member] | Greater than zero percentage to twenty five percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.90%	5.20%
Business Lending [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.00%	4.20%
Business Lending [Member] | Greater than twenty five percentage to fifty percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.00%	5.00%
Business Lending [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.80%	4.20%
Business Lending [Member] | Greater than fifty percentage to seventy five percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.00%	8.50%
Business Lending [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.30%	7.90%
Business Lending [Member] | Greater than seventy five percentage to less than hundred percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	17.20%	14.20%
Business Lending [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	35.50%	35.70%
Business Lending [Member] | Greater than or equal to 100 [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	37.40%	38.10%
Business Lending [Member] | Central Banks [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 81,485	€ 79,464
Business Lending [Member] | Central Banks [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type		0
Business Lending [Member] | Central Banks [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 18	23
Business Lending [Member] | Central Banks [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type		0
Business Lending [Member] | Central Banks [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type		€ 0
Business Lending [Member] | Central Banks [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	100.00%	100.00%
Business Lending [Member] | Central Banks [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.00%	0.00%
Business Lending [Member] | Central Banks [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.00%	0.00%
Business Lending [Member] | Central Banks [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.00%	0.00%
Business Lending [Member] | Central Banks [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.00%	0.00%
Business Lending [Member] | Central Banks [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.00%	0.00%
Business Lending [Member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 52,079	€ 52,743
Business Lending [Member] | Real estate [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	103,229	99,824
Business Lending [Member] | Real estate [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1,096	1,176
Business Lending [Member] | Real estate [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	6,956	6,644
Business Lending [Member] | Real estate [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 32,670	€ 28,378
Business Lending [Member] | Real estate [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.60%	3.30%
Business Lending [Member] | Real estate [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.70%	0.70%
Business Lending [Member] | Real estate [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.30%	2.10%
Business Lending [Member] | Real estate [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.90%	1.50%
Business Lending [Member] | Real estate [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.90%	7.40%
Business Lending [Member] | Real estate [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	87.70%	85.10%
Business Lending [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 50,451	€ 43,209
Business Lending [Member] | Natural resources [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1,221	1,453
Business Lending [Member] | Natural resources [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	2,470	2,192
Business Lending [Member] | Natural resources [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	29,319	23,503
Business Lending [Member] | Natural resources [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 33,451	€ 35,739
Business Lending [Member] | Natural resources [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	28.90%	24.50%
Business Lending [Member] | Natural resources [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	14.20%	14.40%
Business Lending [Member] | Natural resources [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	13.70%	13.00%
Business Lending [Member] | Natural resources [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	8.90%	7.20%
Business Lending [Member] | Natural resources [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	11.10%	15.90%
Business Lending [Member] | Natural resources [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	23.20%	25.00%
Business Lending [Member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 28,184	€ 22,225
Business Lending [Member] | Transportation & Logistics [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	3,602	1,139
Business Lending [Member] | Transportation & Logistics [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	171	10,771
Business Lending [Member] | Transportation & Logistics [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	8,803	3,766
Business Lending [Member] | Transportation & Logistics [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 44,881	€ 46,286
Business Lending [Member] | Transportation & Logistics [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	16.10%	42.90%
Business Lending [Member] | Transportation & Logistics [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.40%	3.50%
Business Lending [Member] | Transportation & Logistics [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.10%	2.30%
Business Lending [Member] | Transportation & Logistics [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.50%	3.60%
Business Lending [Member] | Transportation & Logistics [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	12.20%	4.60%
Business Lending [Member] | Transportation & Logistics [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	58.70%	43.20%
Business Lending [Member] | Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 25,656	€ 27,395
Business Lending [Member] | Non-Bank Financial Institutions [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1,105	7,251
Business Lending [Member] | Non-Bank Financial Institutions [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	13,330	182
Business Lending [Member] | Non-Bank Financial Institutions [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	3,970	7,487
Business Lending [Member] | Non-Bank Financial Institutions [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 52,196	€ 37,220
Business Lending [Member] | Non-Bank Financial Institutions [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	40.20%	18.20%
Business Lending [Member] | Non-Bank Financial Institutions [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.80%	5.10%
Business Lending [Member] | Non-Bank Financial Institutions [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.40%	2.40%
Business Lending [Member] | Non-Bank Financial Institutions [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.30%	3.90%
Business Lending [Member] | Non-Bank Financial Institutions [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.50%	11.70%
Business Lending [Member] | Non-Bank Financial Institutions [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	45.80%	58.80%
Business Lending [Member] | Food, Beverages & Personal Care [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 20,277	€ 20,594
Business Lending [Member] | Food, Beverages & Personal Care [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	8,846	8,346
Business Lending [Member] | Food, Beverages & Personal Care [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	440	430
Business Lending [Member] | Food, Beverages & Personal Care [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	12,658	9,473
Business Lending [Member] | Food, Beverages & Personal Care [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 39,597	€ 33,918
Business Lending [Member] | Food, Beverages & Personal Care [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	22.90%	25.00%
Business Lending [Member] | Food, Beverages & Personal Care [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.60%	5.10%
Business Lending [Member] | Food, Beverages & Personal Care [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.00%	5.90%
Business Lending [Member] | Food, Beverages & Personal Care [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	9.30%	9.60%
Business Lending [Member] | Food, Beverages & Personal Care [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	15.90%	14.00%
Business Lending [Member] | Food, Beverages & Personal Care [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	42.30%	40.30%
Business Lending [Member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 20,671	€ 17,931
Business Lending [Member] | Services [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	10,162	313
Business Lending [Member] | Services [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1,814	107
Business Lending [Member] | Services [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	7,883	1,546
Business Lending [Member] | Services [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 23,324	€ 3,868
Business Lending [Member] | Services [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	28.10%	74.80%
Business Lending [Member] | Services [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.20%	1.00%
Business Lending [Member] | Services [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.90%	3.40%
Business Lending [Member] | Services [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.90%	1.70%
Business Lending [Member] | Services [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	9.80%	8.20%
Business Lending [Member] | Services [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	46.20%	10.80%
Business Lending [Member] | Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 19,159	€ 19,632
Business Lending [Member] | Commercial Banks [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	5	10,623
Business Lending [Member] | Commercial Banks [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	276	1,855
Business Lending [Member] | Commercial Banks [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	1,535	8,394
Business Lending [Member] | Commercial Banks [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 3,966	€ 23,917
Business Lending [Member] | Commercial Banks [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	74.60%	27.90%
Business Lending [Member] | Commercial Banks [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.60%	5.80%
Business Lending [Member] | Commercial Banks [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.60%	7.00%
Business Lending [Member] | Commercial Banks [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.50%	5.30%
Business Lending [Member] | Commercial Banks [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.10%	7.20%
Business Lending [Member] | Commercial Banks [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	14.50%	46.90%
Business Lending [Member] | Utilities [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 21,245	€ 16,417
Business Lending [Member] | Utilities [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	172	5,563
Business Lending [Member] | Utilities [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	997	241
Business Lending [Member] | Utilities [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	4,944	5,736
Business Lending [Member] | Utilities [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 11,520	€ 20,781
Business Lending [Member] | Utilities [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	50.50%	31.50%
Business Lending [Member] | Utilities [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	15.00%	4.00%
Business Lending [Member] | Utilities [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.90%	5.70%
Business Lending [Member] | Utilities [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.90%	9.60%
Business Lending [Member] | Utilities [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.20%	9.90%
Business Lending [Member] | Utilities [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	22.30%	39.30%
Business Lending [Member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 19,067	€ 16,948
Business Lending [Member] | General Industries [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	5,447	185
Business Lending [Member] | General Industries [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	310	1,011
Business Lending [Member] | General Industries [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	6,592	4,464
Business Lending [Member] | General Industries [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 23,701	€ 9,723
Business Lending [Member] | General Industries [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	33.10%	42.30%
Business Lending [Member] | General Industries [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.80%	19.10%
Business Lending [Member] | General Industries [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.90%	5.20%
Business Lending [Member] | General Industries [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.90%	4.30%
Business Lending [Member] | General Industries [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	9.10%	3.00%
Business Lending [Member] | General Industries [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	41.10%	26.00%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 14,384	€ 14,120
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	7,442	7,558
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	185	194
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	5,586	4,391
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 11,674	€ 12,332
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	30.60%	26.00%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.10%	5.70%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.90%	3.60%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.80%	7.70%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	12.60%	13.60%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	42.10%	43.50%
Business Lending [Member] | Builders And Contractors [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 14,089	€ 13,895
Business Lending [Member] | Builders And Contractors [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	8,036	7,583
Business Lending [Member] | Builders And Contractors [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	208	309
Business Lending [Member] | Builders And Contractors [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	4,967	4,490
Business Lending [Member] | Builders And Contractors [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 17,591	€ 15,711
Business Lending [Member] | Builders And Contractors [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	22.70%	26.30%
Business Lending [Member] | Builders And Contractors [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.40%	6.20%
Business Lending [Member] | Builders And Contractors [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.20%	6.40%
Business Lending [Member] | Builders And Contractors [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.20%	8.90%
Business Lending [Member] | Builders And Contractors [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	11.40%	10.40%
Business Lending [Member] | Builders And Contractors [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	46.10%	41.70%
Business Lending [Member] | Other [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 47,237	€ 43,696
Business Lending [Member] | Other [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	11,427	11,635
Business Lending [Member] | Other [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	2,138	1,938
Business Lending [Member] | Other [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	18,881	15,020
Business Lending [Member] | Other [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Cover type	€ 38,418	€ 34,484
Business Lending [Member] | Other [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	44.20%	40.00%
Business Lending [Member] | Other [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.70%	5.10%
Business Lending [Member] | Other [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.20%	4.30%
Business Lending [Member] | Other [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.60%	6.10%
Business Lending [Member] | Other [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	10.60%	10.50%
Business Lending [Member] | Other [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	32.70%	34.10%